Property, Plant and Equipment - Total interest costs incurred and interest capitalized for construction in progress (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Total interest costs incurred	$ 556	$ 487	$ 187
Capitalized interest	$ 10	$ 12	$ 9